Property, Plant and Equipment - Summary of Assets Used by the Company (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 289,840	$ 8,839	$ 292,338
Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	5,125		7,253	$ 6,199
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 284,715		$ 285,085	$ 285,329